Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment - Reconciliation of the carrying value of property, plant and equipment [Member] - ZAR (R)
R in Thousands
	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Total	R 1,137,192	R 854,506
Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance	723,283	562,774
Reclassification from inventory	151,616
Additions	478,036	376,901
Transfers
Disposals	(13,171)	(467)
Depreciation	(322,965)	(233,095)
Translation Adjustments	(2,906)	17,170
Reclassification rights-of-use assets	31,600
Closing Balance	1,045,493	723,283
Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance	131,223	138,378
Additions	46,072	44,815
Disposals	(1,521)	(5,317)
Depreciation	(49,971)	(49,881)
Translation Adjustments	(2,504)	3,228
Reclassification to owned assets	(31,600)
Closing Balance	91,699	131,223
Property [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Total	70,375	50,804
Property [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance	7,471	7,037
Reclassification from inventory
Additions	14,841	4,158
Transfers
Disposals		(257)
Depreciation	(3,984)	(3,735)
Translation Adjustments	(586)	268
Reclassification rights-of-use assets
Closing Balance	17,742	7,471
Property [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance	43,333	38,139
Additions	33,149	22,285
Disposals	(1,521)	(784)
Depreciation	(22,373)	(18,476)
Translation Adjustments	45	2,169
Reclassification to owned assets
Closing Balance	52,633	43,333
Plant, equipment and vehicles [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Total	54,144	66,769
Plant, equipment and vehicles [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance	6,931	5,755
Reclassification from inventory
Additions	2,437	3,587
Transfers
Disposals	(5,548)	(210)
Depreciation	(2,389)	(2,549)
Translation Adjustments	1,416	348
Reclassification rights-of-use assets	17,304
Closing Balance	20,151	6,931
Plant, equipment and vehicles [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance	59,838	70,960
Additions	12,923	10,708
Disposals		(2,097)
Depreciation	(19,400)	(20,286)
Translation Adjustments	(2,064)	553
Reclassification to owned assets	(17,304)
Closing Balance	33,993	59,838
IT equipment [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Total	30,343	28,052
IT equipment [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance
Reclassification from inventory
Additions	15,381
Transfers
Disposals	(364)
Depreciation	(4,043)
Translation Adjustments
Reclassification rights-of-use assets	14,296
Closing Balance	25,270
IT equipment [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance	28,052	29,279
Additions		11,822
Disposals		(2,436)
Depreciation	(8,198)	(11,119)
Translation Adjustments	(485)	506
Reclassification to owned assets	(14,296)
Closing Balance	5,073	28,052
Capitalized telematics devices – Uninstalled1 [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Total	116,422
Capitalized telematics devices – Uninstalled1 [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance
Reclassification from inventory	60,133
Additions	18,382
Transfers	38,394
Disposals
Depreciation
Translation Adjustments	(487)
Reclassification rights-of-use assets
Closing Balance	116,422
Capitalized telematics devices – Uninstalled1 [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance
Additions
Disposals
Depreciation
Translation Adjustments
Closing Balance
Capitalized telematics devices - Installed [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Total	761,433	708,881
Capitalized telematics devices - Installed [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance	708,881	549,982
Reclassification from inventory
Additions	184,879	369,156
Transfers	190,730
Disposals	(7,259)
Depreciation	(312,549)	(226,811)
Translation Adjustments	(3,249)	16,554
Reclassification rights-of-use assets
Closing Balance	761,433	708,881
Capitalized telematics devices - Installed [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance
Additions
Disposals
Depreciation
Translation Adjustments
Closing Balance
Capitalized telematics devices – Work-in-Progress1 [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Total	104,475
Capitalized telematics devices – Work-in-Progress1 [Member] | Owned assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance
Reclassification from inventory	91,483
Additions	242,116
Transfers	(229,124)
Disposals
Depreciation
Translation Adjustments
Reclassification rights-of-use assets
Closing Balance	104,475
Capitalized telematics devices – Work-in-Progress1 [Member] | Right-of-use-assets [Member]
Property, Plant and Equipment (Details) - Schedule of reconciliation of the carrying value of property, plant and equipment [Line Items]
Opening Balance
Additions
Disposals
Depreciation
Translation Adjustments
Closing Balance